Income Taxes (Components of Provision (Benefit) for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2013	Oct. 02, 2012	Oct. 01, 2013	Oct. 02, 2012	Jan. 01, 2013	Jan. 03, 2012	Dec. 28, 2010
Current tax provision:
Federal					$ 49	$ 0	$ 47
State					559	260	6
Total current tax provision					608	260	53
Deferred tax provision (benefit):
Federal					16	(425)	(79)
State					2,591	1,945	(340)
Total deferred tax provision (benefit)			366	4	2,607	1,520	(419)
Total provision (benefit) for income taxes	$ 2,183	$ 107	$ 2,633	$ 2,540	$ 3,215	$ 1,780	$ (366)
Effective tax rate			38.00%	41.30%	38.40%	31.70%	(18.20%)